Leases - Summary of Lease Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Operating lease expenses	¥ 39,675	¥ 25,449	¥ 5,924
Short-term lease expenses	1,751	3,381	2,306
Variable lease expenses	28,659	24,008	31,684
Total lease expenses	70,085	52,838	39,914
Cash paid for amounts included in the measurement of operating lease liabilities	39,327	37,756	12,431
Right-of-use assets obtained in exchange for operating lease liabilities	24,574	85,731	¥ 91,893
Lease liabilities decrease due to early termination	¥ 30,368	¥ 44,469